Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets		$ 5
Current liabilities	$ (15)	(15)
Noncurrent liabilities	(274,815)	(210,028)
Net Amount Recognized	(274,830)	(210,038)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	4,297	1,280
Current liabilities	(468)	(402)
Noncurrent liabilities	(21,429)	(15,827)
Net Amount Recognized	$ (17,600)	$ (14,949)